Special Charges (Summary of Activity Related to Special Charge Restructuring Accrual) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 02, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Fixed Asset Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, fixed asset charges		$ 18	$ 25	$ 14
2016 Initiatives [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0
Special charges, total	$ 34
Non-cash charges used		(2)
Cash payments		(3)
Balance at ending	29	29	0
2016 Initiatives [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, total		12
2016 Initiatives [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, total		22
2016 Initiatives [Member] | Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0
Non-cash charges used		0
Cash payments		(2)
Balance at ending	29	29	0
2016 Initiatives [Member] | Employee Termination Costs [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, employee termination costs		9
2016 Initiatives [Member] | Employee Termination Costs [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, employee termination costs		22
2016 Initiatives [Member] | Inventory Charges [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0
Non-cash charges used		(1)
Cash payments		0
Balance at ending	0	0	0
2016 Initiatives [Member] | Inventory Charges [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, inventory charges		1
2016 Initiatives [Member] | Inventory Charges [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, inventory charges		0
2016 Initiatives [Member] | Fixed Asset Charges [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0
Non-cash charges used		(1)
Cash payments		0
Balance at ending	0	0	0
2016 Initiatives [Member] | Fixed Asset Charges [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, fixed asset charges		1
2016 Initiatives [Member] | Fixed Asset Charges [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, fixed asset charges		0
2016 Initiatives [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0
Non-cash charges used		0
Cash payments		(1)
Balance at ending	0	0	0
2016 Initiatives [Member] | Other Restructuring [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, other restructuring costs		1
2016 Initiatives [Member] | Other Restructuring [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, other restructuring costs		0
Manufacturing and Supply Optimization Plan [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		20	0
Special charges, total		78	32
Non-cash charges used		(18)	(5)
Cash payments		(62)	(7)
Foreign exchange rate impact		(1)
Balance at ending	17	17	20	0
Manufacturing and Supply Optimization Plan [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, total		29	7
Manufacturing and Supply Optimization Plan [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, total		49	25
Manufacturing and Supply Optimization Plan [Member] | Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		14	0
Non-cash charges used		0	0
Cash payments		(27)	(5)
Foreign exchange rate impact		0
Balance at ending	11	11	14	0
Manufacturing and Supply Optimization Plan [Member] | Employee Termination Costs [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, employee termination costs		4	7
Manufacturing and Supply Optimization Plan [Member] | Employee Termination Costs [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, employee termination costs		20	12
Manufacturing and Supply Optimization Plan [Member] | Inventory Charges [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0	0
Non-cash charges used		(3)	0
Cash payments		0	0
Foreign exchange rate impact		0
Balance at ending	0	0	0	0
Manufacturing and Supply Optimization Plan [Member] | Inventory Charges [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, inventory charges		3	0
Manufacturing and Supply Optimization Plan [Member] | Inventory Charges [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, inventory charges		0	0
Manufacturing and Supply Optimization Plan [Member] | Fixed Asset Charges [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0	0
Non-cash charges used		(15)	(5)
Cash payments		0	0
Foreign exchange rate impact		0
Balance at ending	0	0	0	0
Manufacturing and Supply Optimization Plan [Member] | Fixed Asset Charges [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, fixed asset charges		15	0
Manufacturing and Supply Optimization Plan [Member] | Fixed Asset Charges [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, fixed asset charges		0	5
Manufacturing and Supply Optimization Plan [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		6	0
Non-cash charges used		0	0
Cash payments		(35)	(2)
Foreign exchange rate impact		(1)
Balance at ending	6	6	6	0
Manufacturing and Supply Optimization Plan [Member] | Other Restructuring [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, other restructuring costs		7	0
Manufacturing and Supply Optimization Plan [Member] | Other Restructuring [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, other restructuring costs		29	8
2012 Business Realignment Restructuring Plan [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		38	87	66
Special charges, total		14	108	220
Non-cash charges used		(5)	(28)	(47)
Cash payments		(35)	(125)	(152)
Foreign exchange rate impact		(2)	(4)
Balance at ending	10	10	38	87
2012 Business Realignment Restructuring Plan [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, total		5	30	35
2012 Business Realignment Restructuring Plan [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, total		9	78	185
2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		26	54	58
Non-cash charges used		0	0	0
Cash payments		(25)	(69)	(79)
Foreign exchange rate impact		(2)	(3)
Balance at ending	3	3	26	54
2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, employee termination costs		2	8	0
2012 Business Realignment Restructuring Plan [Member] | Employee Termination Costs [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, employee termination costs		2	36	75
2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0	0	0
Non-cash charges used		(3)	(8)	(30)
Cash payments		0	0	0
Foreign exchange rate impact		0	0
Balance at ending	0	0	0	0
2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, inventory charges		3	8	30
2012 Business Realignment Restructuring Plan [Member] | Inventory Charges [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, inventory charges		0	0	0
2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0	0	0
Non-cash charges used		(2)	(20)	(13)
Cash payments		0	0	0
Foreign exchange rate impact		0	0
Balance at ending	0	0	0	0
2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, fixed asset charges		0	13	0
2012 Business Realignment Restructuring Plan [Member] | Fixed Asset Charges [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, fixed asset charges		2	7	13
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		12	33	8
Special charges, other restructuring costs			36	102
Non-cash charges used		0	0	(4)
Cash payments		(10)	(56)	(73)
Foreign exchange rate impact		0	(1)
Balance at ending	7	7	12	33
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member] | Cost of Sales [Member]
Restructuring Reserve [Roll Forward]
Special charges, other restructuring costs		0	1	5
2012 Business Realignment Restructuring Plan [Member] | Other Restructuring [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, other restructuring costs		5	35	97
2011 Restructuring Plan [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		2	15	42
Non-cash charges used				(1)
Cash payments		(1)	(13)	(50)
Balance at ending	0	0	2	15
2011 Restructuring Plan [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, total		(1)		24
2011 Restructuring Plan [Member] | Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0	9	25
Non-cash charges used				0
Cash payments		0	(9)	(21)
Balance at ending	0	0	0	9
2011 Restructuring Plan [Member] | Employee Termination Costs [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, employee termination costs		0		5
2011 Restructuring Plan [Member] | Inventory Charges [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0	0	0
Non-cash charges used				0
Cash payments		0	0	0
Balance at ending	0	0	0	0
2011 Restructuring Plan [Member] | Inventory Charges [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, inventory charges		0		0
2011 Restructuring Plan [Member] | Fixed Asset Charges [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		0	0	0
Non-cash charges used				(1)
Cash payments		0	0	0
Balance at ending	0	0	0	0
2011 Restructuring Plan [Member] | Fixed Asset Charges [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, fixed asset charges		0		1
2011 Restructuring Plan [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Balance at beginning		2	6	17
Non-cash charges used				0
Cash payments		(1)	(4)	(29)
Balance at ending	$ 0	0	$ 2	6
2011 Restructuring Plan [Member] | Other Restructuring [Member] | Special Charges [Member]
Restructuring Reserve [Roll Forward]
Special charges, other restructuring costs		$ (1)		$ 18